DEBT (SHORT-TERM) (Tables)	12 Months Ended
Dec. 31, 2020
DEBT (SHORT-TERM) [Abstract]
Short-Term Debt
Short-term debt consisted of the following:

	As of December 31, 2020		As of December 31, 2019		As of December 31, 2018
(In millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Commercial papers	€393.0	€393.0	€580.0	€580.0	€630.0	€630.0
Bank borowings and other	9.4	9.4	3.4	3.4	-	-